Leases	12 Months Ended
Mar. 31, 2021
Presentation of leases for lessee [abstract]
Leases

44. Leases

The Group has lease contracts for various items of buildings, vehicles and other equipment used in its operations. Leases of buildings generally have lease terms between 3 and 9 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets and some contracts require the Group to maintain certain financial ratios. There are several lease contracts that include extension and termination options and variable lease payments, which are further discussed below.

The Group also has certain leases of buildings with lease terms of 12 months or less. The Group applies the ‘short term leases’ recognition exemptions for these leases

Set out below are the carrying amounts of right-of-use assets recognised and the movements during the period:

	Buildings	Motor vehicles	Others	Total
Balance as of April 1, 2019	158,346	6,295	25,347	189,988
Additions	498,972	-	-	498,972
Deletions	(69,338)	(2,392)	(1,120)	(72,850)
Depreciation (Refer note 13)	(66,526)	(3,053)	(8,289)	(77,868)
Effects of movements in foreign exchange rates	80	100	-	180
Balance as of March 31, 2020	521,534	950	15,938	538,422
Additions	21,428	-	-	21,428
Deletions	(21,110)	(974)	-	(22,084)
Depreciation (Refer note 13)	(79,967)	-	(7,969)	(87,936)
Effects of movements in foreign exchange rates	(14)	24	-	10
Balance as of March 31, 2021	441,871	-	7,969	449,840

Yatra Online, Inc.

Notes to the consolidated financial statements for the year ended March 31, 2021

(Amount in INR thousands, except per share data and number of shares)

The following are the amounts recognised in profit or loss:

	March 31,
	2020	2021
Depreciation expense of right-of-use asset (Refer note 13)	77,868	87,936
Interest expense on lease liabilities (Refer note 16)	56,394	72,033
Expense relating to short-term leases (Refer note 12)	55,007	9,418
Total amount recognised in profit or loss	189,269	169,387

The following is the break-up of current and non-current lease liabilities as of March 31, 2020 and March 31, 2021:

	March 31,
	2020	2021
Current lease liabilities	61,267	75,182
Non-current lease liabilities	478,361	427,786
Total	539,628	502,968

The following is the movement in lease liabilities during the year ended March 31, 2020 and March 31, 2021:

	March 31,
	2020	2021
Balance as of April 1	210,130	539,628
Additions	479,039	20,250
Finance cost accrued during the period (Refer note 16)	56,394	72,033
Deletions	(102,201)	(25,251)
Payment of lease liabilities	(103,734)	(81,656)
Gain on modification of leases/rent concession (Refer note 10)	-	(22,036)
Balance as of March 31	539,628	502,968

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2020 and March 31, 2021 on an undiscounted basis:

	March 31,
	2020	2021
Less than one year	118,750	141,788
One to five years	544,361	403,298
More than five years	233,634	237,984
Total	896,745	783,070